CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net Loss	$ (240,062,844)	$ (15,707)	$ (20,916,885)	$ (64,046)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation Expense	648		60
Loss on Acquisition	240,007,725		20,517,084
Contributed services	7,500		12,650	$ 40,525
Related party contributed liabilities	$ 309
Issuance of Common Stock for Services			270,000
Accretion of discount on convertible notes payable			99,726
(Gain) Loss on Settlement of Debt			(75,971)	$ (19,826)
Related Party Contributed Services		$ 12,650	12,650	$ 40,525
(Gain) Loss on Derivative Valuation	$ (9,438)		11,852
Related Party Forgiveness of Debt			161,522	$ 1,527
Decrease (increase) in operating assets
Inventory	(24,547)
Other receivable	$ (7,497)
Pre-paid & Other Assets			(106)
Pre-paid			(106)
Increase (decrease) in operating liabilities
Accounts Payable	$ 17,010	507	(116,816)	$ 31,585
Account payables - related party	$ 54,275
Accrued interest - related party		$ 2,550
Accrued Expenses	$ 4,299		$ (171,705)
Accrued Interest				$ 10,235
Net cash used in operating activities	$ (12,560)		$ (208,589)
Cash Flows From Investing Activities:
Purchase of furniture and equipment	(5,094)
Cash acquired in CMB asset acquisition	$ 2,134
Cash Acquired in Merger with FTA			123,257
Net cash (used) provided by investment	$ (2,960)		123,257
Cash Flows from Financing Activities:
Sale of common stock			1,000
Proceeds from short term RP debenture	5,599		99,726
Net cash (used) provided by financing	5,599		100,726
Net decrease in Cash and Cash Equivalent	(9,921)		$ 15,394
Cash at Beginning of Period	15,394
Cash at End of Period	$ 5,473		$ 15,394
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for: Interest
Cash paid during the period for: Income taxes